Description of Organization and Business Operations (Details) - Part 2 - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 06, 2023	Mar. 06, 2023	Mar. 06, 2023	Aug. 16, 2022	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Description of Organization and Business Operations (Details) - Part 2 [Line Items]
U.S. federal rate				1.00%	1.00%	21.00%	21.00%
Common stock redeemed (in Shares)	1,847,662		21,151,393
Total redemption payment	$ 19,208,848	$ 215,621,387	$ 215,621,387
Excise tax payable					$ 2,348,302
Percentage of excise tax					1.00%
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) - Part 2 [Line Items]
Common stock redeemed (in Shares)		21,151,393